Equity (Details)			12 Months Ended
	Dec. 12, 2024 USD ($) $ / shares shares	Nov. 13, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2024 EUR (€) € / shares shares	Feb. 15, 2023 $ / shares
Equity [Line Items]
Authorized share capital (in Euro) | €							€ 3,500,000
Ordinary shares authorized			7,875,000				7,875,000
Per share | $ / shares								$ 274
Preferred shares authorized			875,000				875,000
Vote per share			one
Ordinary shares at market prices					3.00%
Ordinary shares issued				1,361
Purchase of ordinary shares (in Dollars) | $		$ 5,000,000
Proceeds from net of offering costs (in Dollars) | $		4,500,000
Offering costs (in Dollars) | $		500,000
Number of ordinary share	1
Offering price per unit (in Dollars per share) | $ / shares	$ 5.85
Ordinary restricted shares					1,826
Cash exercise warrant (in Dollars) | $					$ 382,500
Assigned value (in Dollars) | $	$ 27,521	$ 0
Intrinsic value of the warrants (in Dollars) | $			$ 4,945,104
Aggregate pre tax			13.00%
Carve out percentage equal			13.00%
Percentage of allocation			100.00%
Warrant [Member]
Equity [Line Items]
Per share | $ / shares		$ 48
Ordinary shares issued		104,166				93,876
Underwriting warrants						3,500
Underwriting warrant in amount (in Dollars) | $						$ 754,286
Warrant A [Member]
Equity [Line Items]
Per share | $ / shares	$ 5.85
Ordinary shares issued	1,367,521
Number of warrant	1
Purchase of ordinary share	1
Warrant B [Member]
Equity [Line Items]
Per share | $ / shares	$ 5.85
Ordinary shares issued	1,367,521
Number of warrant	1
Purchase of ordinary share	1
Prefunded Warrants [Member]
Equity [Line Items]
Offering price per unit (in Dollars per share) | $ / shares	$ 5.85
Exercise price per share (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares [member]
Equity [Line Items]
Ordinary shares authorized			7,875,000,000,000				7,875,000,000,000
Per share | € / shares							€ 0.4
Preference shares [member]
Equity [Line Items]
Per share | (per share)			$ 0.4				€ 0.4
Preferred shares authorized			175,000				175,000
Preferred shares outstanding
Preferred Shares Series A [Member]
Equity [Line Items]
Preferred shares authorized			175,000				175,000
Preferred Shares Series B [Member]
Equity [Line Items]
Preferred shares authorized			175,000				175,000
Preferred Shares Series C [Member]
Equity [Line Items]
Preferred shares authorized			175,000				175,000
Preferred Shares Series D [Member]
Equity [Line Items]
Preferred shares authorized			175,000				175,000
Preferred Shares Series E [Member]
Equity [Line Items]
Preferred shares authorized			175,000				175,000
Stock Option [Member]
Equity [Line Items]
Ordinary shares issued				875,000	500,000	2,300,000
Stock options granted			3,000	417,500	894,500
Stock options (in Dollars) | $			$ 914,861	$ 1,407,766	$ 6,494,112
Share-based compensation (in Dollars) | $			149,510	3,207,789	8,917,237
Unamortized expense (in Dollars) | $			3,418,251	$ 3,315,321
Intrinsic value of the stock options (in Dollars) | $			$ 0
Stock Option [Member] | Top of Range [Member]
Equity [Line Items]
Stock options granted			1,500
Stock Option [Member] | Bottom of Range [Member]
Equity [Line Items]
Stock options granted			1,500
Controlled Equity Offering [Member]
Equity [Line Items]
Per share | $ / shares				$ 246.4
Ordinary shares issued				7,691
Net proceeds (in Dollars) | $				$ 1,894,742
November 2023 Financing [Member]
Equity [Line Items]
Per share | $ / shares		$ 48
Ordinary shares issued		104,167
November 2023 Financing [Member] | Warrant [Member]
Equity [Line Items]
Per share | $ / shares		$ 48
Ordinary shares issued		104,167
December 2024 Financing [Member]
Equity [Line Items]
Ordinary shares issued	1,367,521		584,976				584,976
Gross proceeds (in Dollars) | $	$ 8,000,000				25,900,000
Net proceeds (in Dollars) | $	$ 7,200,000				23,900,000
Shares issued for cash (in Dollars) | $			$ 6,590,787
Number of share issued for conversion			807,388				807,388
Conversion of debt (in Dollars) | $			$ 9,651,393	$ 3,500,000
Number of share issued for service			96,400	3,569			96,400
Ordinary shares issued for services (in Dollars) | $			$ 986,920	$ 547,840	$ 906,920
Convertible promissory note (in Dollars) | $				250,000
Intangible assets (in Dollars) | $				$ 2,055,000
Ordinary restricted shares				31,475
Ordinary share issued					43,125
Cash exercise warrant (in Dollars) | $					$ 382,500
December 2024 Financing [Member] | Intangible Assets [Member]
Equity [Line Items]
Ordinary shares issued				7,500
December 2024 Financing [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares issued				7,644	20,538
December 2024 Financing [Member] | Loan commitments [member]
Equity [Line Items]
Ordinary shares issued				1,361